ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.   ORGANIZATION AND BASIS OF PRESENTATION

The Company is a limited liability company incorporated in the Cayman Islands on March 3, 2008.

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries and variable interest entity (the “VIE”), which is located in the People’s Republic of China (the “PRC”). The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and its subsidiaries. The Company, its subsidiaries,  VIE and its subsidiaries are hereinafter collectively referred to as the “Group”.

The Group is principally engaged in the business of providing express delivery services, freight delivery services, supply chain management services, store+ services and other value-added services. The Group’s principal geographic market is in the PRC. On June 22, 2017, the Company revised its name from Best Logistics Technologies Limited to BEST Inc. effective immediately.

On September 20, 2017, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange (Note 19).

Details of the Company’s principal subsidiaries, VIE and VIE’s subsidiaries as of December 31, 2018 are as follows:

	Place and date of	Percentage of
	incorporation/	equity interest
	registration and	attributable
Name of Company	business	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	BVI/
("BEST BVI")	May 22, 2007	100%	Investment holding
BEST Logistics Technologies Limited	HK/
("BEST HK")	May 29, 2007	100%	Investment holding
BEST Capital Inc.	Cayman Islands/
(“BEST Capital”)	December 13, 2017	100%	Investment holding
BEST Capital Holding Limited	BVI/
(“BEST Capital BVI”)	December 13, 2017	100%	Investment holding
BEST Capital Management Limited	HK/
(“BEST Capital HK”)	December 20, 2017	100%	Investment holding
BEST Logistics Technologies (China) Co., Ltd.	PRC/
("BEST China")	April 23, 2008	100%	Freight delivery and Supply chain management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC/
("BEST Store")	May 16, 2013	100%	Store + services
Zhejiang BEST Technology Co., Ltd.	PRC/
("BEST Technology")	July 26, 2007	100%	Logistics technical services
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC/
(formerly known as BEST Finance Lease (Zhejiang) Co., Ltd.)	January 15, 2015	100%	Financial services
("BEST Finance")*
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd.	PRC/
("BEST Ningbo")	May 22, 2015	100%	Supply chain management services
VIE
Hangzhou BEST Network Technologies Co., Ltd.	PRC	Nil	Express delivery services
("BEST Network")	August 22, 2007
VIE’s subsidiaries:
Sichuan Wowo Supermarket Chain Co.,Ltd.	PRC	Nil	Convenience store operations
(“Wowo”)	April 12, 2005
Shanxi Wowo Supermarket Chain Co., Ltd.	PRC	Nil	Convenience store operations
(“Shanxi Wowo”)	October 15, 2018

*  In December 2017, BEST Finance Lease (Zhejiang) Co., Ltd. was renamed Xinyuan Financial Leasing (Zhejiang) Co., Ltd.

To comply with PRC laws and regulations which prohibit foreign control of companies that engage in domestic mail delivery services, the Group operates its express delivery services in the PRC through its VIE. Despite the lack of technical majority ownership, BEST Technology has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between BEST Technology and the VIE. The equity interests of the VIE are legally held by PRC individuals (the “nominee shareholders”). Through the Contractual Agreements, the nominee shareholders of the VIE effectively assign all of their voting rights underlying their equity interests in the VIE to BEST Technology. In addition, through the terms of the Contractual Agreements, BEST Technology demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIE. As a result of the Contractual Agreements, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance and, is entitled to substantially all of the economic benefits from the VIE through BEST Technology. Therefore, the Company consolidates the VIE in accordance with SEC Regulation SX‑3A‑02 and Accounting Standards Codification ("ASC") 810‑10, Consolidation: Overall.

The following is a summary of the Contractual Agreements.

Loan Agreements

BEST Technology has granted interest-free loans with an aggregate amount of RMB13,780 to the nominee shareholders of BEST Network for the purpose of providing funds necessary for the capital injection of the VIE. The loans are only repayable by the nominee shareholders through a transfer of his or her equity interests in BEST Network to BEST Technology or its designated party unless the nominee shareholders are in breach of the agreement, in which BEST Technology can request immediate repayment of the loans. The loan agreements are effective until full repayment of the loans or BEST Technology agrees to waive the loan.

Exclusive Technical Support and Service Agreement

Pursuant to the Exclusive Technical Support and Service Agreement between BEST Technology and BEST Network, BEST Technology has the exclusive right to provide services to BEST Network related to BEST Network’s business, including but not limited to the management, development and maintenance of software, databases and websites, training and recruitment of employees and other services required by BEST Network. In return, BEST Network agrees to pay a service fee that is based on a predetermined formula based on the financial performance of BEST Network. The Exclusive Technical Support and Service Agreement is valid for 20 years and will be automatically renewed on an annual basis unless both parties agree to terminate the agreement.

Exclusive Option Agreement

Under the Exclusive Option Agreement among BEST Technology, BEST Network and nominee shareholders of BEST Network, BEST Technology has (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in BEST Network or all or part of the assets held by the VIE and (ii) an exclusive right to cause the nominee shareholders to transfer their equity interest in BEST Network to BEST Technology or any designated third party. BEST Technology has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the option to purchase all or part of the equity interests in BEST Network or assets held by BEST Network will be the minimum amount of consideration permitted under the then-applicable PRC laws. Any proceeds received by the nominee shareholders from the exercise of the option exceeding the loan amount, distribution of profits or dividends, shall be remitted to BEST Technology, to the extent permitted under PRC laws. The Exclusive Option Agreement will remain in effect until all the equity interests or the assets held by BEST Network are transferred to BEST Technology or its designated party. BEST Technology may terminate the Exclusive Option Agreement at their sole discretion, whereas under no circumstances may BEST Network or its nominee shareholders terminate this agreement.

Proxy Agreement

Pursuant to the Proxy Agreement between BEST Technology, BEST Network and its nominee shareholders, each of BEST Network’s shareholders agreed to entrust all the rights to exercise their voting power to the person designated by BEST Technology. The nominee shareholders irrevocably authorize the person designated by BEST Technology as its attorney-in-fact (“AIF”) to exercise on such nominee shareholder’s behalf any and all rights that such shareholder has in respect of its equity interests in BEST Network. BEST Technology has the right to replace the authorized AIF at any time upon written notice but not consent from the other parties. The Proxy Agreement has a term of 20 years and is subject to automatic renewal on an annual basis unless it is terminated by BEST Technology at its sole discretion. The nominee shareholders may not terminate the Proxy Agreement or revoke the appointment of the AIF without BEST Technology’s prior written consent.

Equity Pledge Agreement

Under the Equity Pledge Agreement among BEST Technology, BEST Network and its nominee shareholders; the nominee shareholders of BEST Network have pledged all of their equity interests in BEST Network in favor of BEST Technology to secure the performance by BEST Network and its nominee shareholders  under the various contractual agreements, including the Exclusive Technical Support and Service Agreement, Loan Agreements and Exclusive Option Agreement described above. The nominee shareholders further undertake that they will remit any distributions as a result in connection with such shareholder’s equity interests in BEST Network to BEST Technology, to the extent permitted by PRC laws. If BEST Network or any of their respective nominee shareholders breach any of their respective contractual obligations under the above agreements, BEST Technology, as pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose the pledged equity interest. The nominee shareholders of BEST Network agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in BEST Network, without the prior consent of BEST Technology. The Equity Pledge Agreement will be valid until BEST Network and their respective shareholders fulfill all contractual obligations under the above agreements.

Through the design of the Contractual Agreements, the nominee shareholders of BEST Network effectively assigned their full voting rights to BEST Technology, which gives BEST Technology the power to direct the activities that most significantly impact BEST Network’s economic performance. In addition, BEST Technology is entitled to substantially all of the economic benefits from BEST Network. As a result of these Contractual Agreements, BEST Technology is determined to be the primary beneficiary of BEST Network.

In June 2017, the Contractual Agreements were supplemented by the following terms:

a)	Exclusive Technical Support and Service Agreement
•	BEST Technology has the right to unilaterally adjust the service fee;
•

The agreement is valid for 20 years and will be automatically renewed on an annual basis unless terminated by BEST Technology at its sole discretion, whereas under no circumstances may BEST Network terminate this agreement.

b)	Exclusive Option Agreement
•

To ensure that the cash flow requirements of BEST Network’s daily operations are met and/or to set off any losses that may be incurred, the Company is obliged, only to the extent permissible under PRC laws, to provide financial support to BEST Network, whether or not BEST Network actually incurs any such operational loss. The Company will not request repayment if BEST Network or its nominee shareholders are unable to do so;

•	Without the Company’s prior consent, BEST Network and its nominee shareholders shall not enter into any material agreements outside of the ordinary course of business;
•	The Company, at its sole discretion, has the right to decide whether the option and other rights granted under the agreement will be exercised by the Company, BEST Technology or its designated party.
c)	Proxy Agreement
•	The Proxy Agreement is valid as long as the nominee shareholders remain shareholders of BEST Network;
•

The appointment of any individuals to exercise the powers and rights assigned pursuant to the Proxy Agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company.

As a result, the power and the rights pursuant to the Proxy Agreement have since been effectively reassigned to the Company which has the power to direct the activities of BEST Network that most significantly impact BEST Network’s economic performance. The Company is also obligated to absorb the expected losses of BEST Network through the financial support as described above. The Company and BEST Technology, as a group of related parties,hold all of the variable interests of BEST Network. The Company has been determined to be most closely associated with BEST Network within the group of related parties and has replaced BEST Technology as the primary beneficiary of BEST Network since June 2017. As BEST Network was subject to indirect control by the Company through BEST Technology immediately before and direct control immediately after the Contractual Agreements were supplemented, the change of the primary beneficiary of BEST Network was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

In the opinion of the Company’s PRC legal counsel, (i) the ownership structure relating to the VIE complies with current PRC laws and regulations; and (ii) the Company and BEST Technology’s contractual arrangements with the VIE and its nominee shareholders are valid, binding and enforceable on all parties to these arrangements and do not violate current PRC laws or regulations.

The carrying amounts of the assets, liabilities and the results of operations of the VIE and its subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	117,664	251,531	36,584
Restricted cash	23,559	46,506	6,764
Accounts receivable, net	206,593	215,070	31,281
Inventories	76,595	79,896	11,620
Short-term investments	167,638	995,505	144,790
Prepayments and other current assets	845,197	135,019	19,638
Amounts due from related parties	94,412	79,867	11,616
Total current assets	1,531,658	1,803,394	262,293
Non-current assets:
Property and equipment, net	794,382	1,418,007	206,241
Intangible assets, net	119,364	111,409	16,204
Goodwill	410,271	430,763	62,652
Other non-current assets	47,173	12,741	1,853
Restricted cash	—	16,455	2,393
Total non-current assets	1,371,190	1,989,375	289,343
Total assets	2,902,848	3,792,769	551,636
LIABILITIES
Current liabilities:
Short-term bank loans	565,000	735,000	106,901
Accounts and notes payable	1,425,018	1,399,578	203,561
Income tax payable	—	275	40
Customer advances and deposits	723,508	989,880	143,973
Accrued expenses and other liabilities	1,090,217	1,232,916	179,320
Capital lease obligation	7,227	—	—
Amounts due to related parties	1,401,016	1,640,124	238,546
Total current liabilities	5,211,986	5,997,773	872,341
Deferred tax liabilities	28,945	26,817	3,900
Other non-current liabilities	70,649	81,826	11,901
Total non-current liabilities	99,594	108,643	15,801
Total liabilities	5,311,580	6,106,416	888,142

The revenue-producing assets that are held by the VIEs comprise mainly of machinery and electronic equipment, express delivery software and domain name. The VIEs contributed an aggregate of 61%,  66% and 66% of the Group’s consolidated revenue for the years ended December 31, 2016, 2017 and 2018, respectively, after elimination of inter-company transactions. As of December 31, 2018, there was no pledge or collateralization of the VIE’s assets that can only be used to settled obligations of the VIE.

Other than the amounts due to related parties (which are eliminated upon consolidation) all remaining liabilities of the VIE are without recourse to the primary beneficiary. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIE during the years presented.

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Total revenue	5,422,100	13,251,443	18,462,434	2,685,250
Net loss	(627,302)	(221,601)	(116,889)	(17,001)
Net cash generated from operating activities	301,749	215,575	828,383	120,483
Net cash used in investing activities	(441,555)	(656,571)	(820,490)	(115,542)
Net cash generated from financing activities	960,576	267,017	165,376	24,053